Note 11 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 343,361	$ 145,489
Subordinate Non-controlling Interest Shares	5,400,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 316,012	$ 129,087